Post-employment benefits - Narrative (Details) - EUR (€) € in Thousands	12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Disclosure of defined benefit plans [line items]
Expected post-employment benefit expense (credit)	€ 1,300	€ 1,500	€ 1,200
Contributions by employer	700	700	700
Other long term liabilities	29,471	29,753	34,498
Sweden | Multi-employer defined benefit plans
Disclosure of defined benefit plans [line items]
Other long term liabilities	€ 2,500	€ 2,000	€ 2,100